Bank Loans and Notes Payable - Summary of Financial Instruments by Type of Interest Rate (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
Notional amount		$ 8,869
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | 7.4% fixed to 7.2% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	[1]	$ 11,403	$ 11,403
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		8.80%	9.80%
Interest receive rate		4.00%	4.00%
Notional amount		$ 18,982	$ 19,768
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.00%	9.10%
Interest receive rate		3.90%	3.90%
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.50%
Interest receive rate		3.90%
Notional amount		$ 9,046
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate			4.70%
Interest receive rate			0.40%
Notional amount			$ 4,652
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		8.30%	8.30%
Interest receive rate		2.90%	2.90%
Notional amount		$ 4,365	$ 4,559
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate			9.00%
Interest receive rate			3.60%
Notional amount			$ 13,483
Cross-currency swaps [member] | Chilean peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		6.90%
Interest receive rate		4.70%
Notional amount		$ 163
Cross-currency swaps [member] | Chilean peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate			6.90%
Interest receive rate			4.60%
Notional amount			$ 364
Interest rate swap [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 11,403
Interest rate swap [member] | Mexican peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		4.90%
Interest receive rate		3.90%
Notional amount		$ 4,353
Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate			6.30%
Interest receive rate			4.00%
Notional amount			$ 2,847
Interest rate swap [member] | Mexican peso [member] | 7.4% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		7.20%	7.20%
Interest receive rate		8.80%	9.80%
Less than 1 year [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 17,252	$ 4,738
Less than 1 year [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 9,423
Less than 1 year [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.00%
Interest receive rate		3.90%
Less than 1 year [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		8.30%
Interest receive rate		2.90%
Notional amount		$ 4,365
Less than 1 year [member] | Cross-currency swaps [member] | Chilean peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		6.90%
Interest receive rate		4.70%
Notional amount		$ 163
1-2 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 702	18,126
1-2 years [member] | Interest rate swap [member] | Mexican peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		7.60%
Interest receive rate		2.80%
Notional amount		$ 405
2-3 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 375	4,774
2-3 years [member] | Interest rate swap [member] | Mexican peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		6.60%
Interest receive rate		4.90%
Notional amount		$ 414
3-4 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		23,466
3-4 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		2,963
3-4 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | 7.4% fixed to 7.2% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	[1]	$ 11,403
3-4 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		8.80%
Interest receive rate		4.00%
3-4 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		7.60%
Interest receive rate		3.90%
3-4 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.50%
Interest receive rate		3.90%
Notional amount		$ 9,046
3-4 years [member] | Interest rate swap [member] | Mexican peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 1,367
3-4 years [member] | Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		5.80%
Interest receive rate		4.10%
3-4 years [member] | Interest rate swap [member] | Mexican peso [member] | 7.4% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		7.20%
Interest receive rate		8.80%
4-5 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 1,788	$ 396
4-5 years [member] | Interest rate swap [member] | Mexican peso [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		3.60%
Interest receive rate		3.70%
Notional amount		$ 2,167
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
Notional amount		$ 6,596
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.70%
Interest receive rate		4.00%

[1]	Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 8.8% and pay a fixed rate of 7.2%; joined with a cross currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 8.8%.